Customers and Other Financing and Non-Financing Accounts Receivable	6 Months Ended
Jun. 30, 2021
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Customers and Other Financing and Non-Financing Accounts Receivable
NOTE 10. CUSTOMERS AND OTHER ACCOUNTS RECEIVABLE
As of June 30, 2021 and December 31, 2020, accounts receivable and other receivables were as follows:

A.	Customers

	June 30, 2021	December 31, 2020
Domestic customers, net	Ps. 46,434,445	Ps.	35,049,717
Export customers, net	51,500,114		33,332,696

Total customers	Ps. 97,934,559	Ps.	68,382,413

B.	Other financial and non-financial accounts receivable

	June 30, 2021		December 31, 2020
Financial assets:
Sundry debtors (1)	Ps.	36,048,946	Ps.	28,076,118
Employees and officers		3,689,915		3,539,505

Total financial assets	Ps.	39,738,861	Ps.	31,615,623
Non-financial assets:
Taxes to be recovered and prepaid taxes		74,092,943		55,187,272
Special Tax on Production and Services		36,307,498		32,657,743
Other accounts receivable		2,342,931		1,944,413

Total non-financial assets:	Ps.	112,743,372	Ps.	89,789,428

(1)	Includes Ps. (138,785) and Ps. (197,215) of impairment, as of June 30, 2021 and December 31, 2020, respectively.